Other general administrative expenses - Schedule of technical reports includes the fees paid by various Group companies (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Selling, general and administrative expense [abstract]
Audit	€ 116.8	€ 115.4	€ 106.0
Audit-related services	8.6	6.4	6.0
Tax services	1.6	0.5	0.7
All other	5.9	4.8	2.4
Total	€ 132.9	€ 127.1	€ 115.1